Commitments and contingencies (Details Textual)	1 Months Ended		12 Months Ended
	May. 31, 2008 USD ($)	May. 31, 2008 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 USD ($)	Feb. 28, 2006 USD ($)
Loss Contingencies [Line Items]
Commitment for purchase of computer equipment and cost to develop internal use software			$ 424,517		$ 774,735
Maximum [Member]
Loss Contingencies [Line Items]
Loss due to other litigation disputes						$ 20,400
Trademark Infringements [Member]
Loss Contingencies [Line Items]
Infringement related litigation, claim sought	$ 17,000	₨ 1,000,000
First conviction [Member]
Loss Contingencies [Line Items]
Years of imprisonment if convicted			5 years	5 years
Fine if convicted			$ 1,700	₨ 100,000
Second conviction [Member]
Loss Contingencies [Line Items]
Years of imprisonment if convicted			10 years	10 years
Fine if convicted			$ 3,400	₨ 200,000